Document and Entity Information	9 Months Ended
Sep. 30, 2012
Document And Entity Information
Document Type	6-K
Document Period End Date	Sep 30, 2012
Amendment Flag	false
Entity Registrant Name	Paragon Shipping Inc.
Entity Central Index Key	0001401112
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Entity Well Known Seasoned Issuer	No
Entity Common Stock Shares Outstanding	6,099,442
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q3

Unaudited Interim Condensed Consolidated Balance Sheets (USD $)	Sep. 30, 2012	Dec. 31, 2011
Current assets
Cash and cash equivalents	$ 3,160,441	$ 14,563,517
Restricted cash	17,348,000	18,865,000
Trade receivables, net	2,341,819	851,157
Other receivables	559,194	827,330
Prepaid expenses	614,039	603,106
Due from related parties	1,713,643	923,695
Inventories	1,059,646	823,759
Other assets	2,352,242	0
Loan to affiliate	15,000,000	0
Marketable securities	414,235	0
Total current assets	44,563,259	37,457,564
Fixed assets
Vessels, net	302,415,085	268,608,363
Advances for vessel acquisitions and vessels under construction	49,038,734	63,450,706
Other fixed assets, net	519,259	510,042
Total fixed assets, net	351,973,078	332,569,111
Investment in equity affiliate	20,453,125	38,805,802
Loan to affiliate	0	15,000,000
Other assets	0	2,106,460
Restricted cash	0	6,135,000
Total Assets	416,989,462	432,073,937
Current liabilities
Trade accounts payable	1,933,677	2,359,131
Accrued expenses	1,792,011	2,227,143
Due to related parties	532,281	0
Interest rate swaps	3,330,121	2,630,574
Deferred income	557,740	1,080,997
Current portion of long-term debt	203,882,125	32,189,000
Total current liabilities	212,027,955	40,486,845
Long-term liabilities
Long-term debt	0	169,096,000
Interest rate swaps	0	1,266,945
Total long-term liabilities	0	170,362,945
Total Liabilities	212,027,955	210,849,790
Commitments and Contingencies	0	0
Shareholders' Equity
Preferred shares, $0.001 par value; 25,000,000 authorized; none issued and outstanding	0	0
Class A common shares, $0.001 par value; 750,000,000 authorized; 6,089,826 and 6,099,442 issued and outstanding at December 31, 2011 and September 30, 2012, respectively	6,099	6,090
Class B common shares, $0.001 par value; 5,000,000 authorized; none issued and outstanding	0	0
Additional paid-in capital	449,999,757	447,618,572
Accumulated other comprehensive loss	(758,024)	0
Accumulated deficit	(244,286,325)	(226,400,515)
Total Shareholders' Equity	204,961,507	221,224,147
Total Liabilities and Shareholders' Equity	$ 416,989,462	$ 432,073,937

Unaudited Interim Condensed Consolidated Balance Sheets (Parentheticals) (USD $)	Sep. 30, 2012	Dec. 31, 2011
Class of Stock
Preferred stock par value	$ 0.001	$ 0.001
Preferred stock shares authorized	25,000,000	25,000,000
Preferred stock shares issued	0	0
Preferred stock shares outstanding	0	0
Common Shares - Class A
Class of Stock
Common Stock - par value	$ 0.001	$ 0.001
Common stock - shares authorized	750,000,000	750,000,000
Common stock - shares issued	6,099,442	6,089,826
Common stock - shares outstanding	6,099,442	6,089,826
Common Shares - Class B
Class of Stock
Common Stock - par value	$ 0.001	$ 0.001
Common stock - shares authorized	5,000,000	5,000,000
Common stock - shares issued	0	0
Common stock - shares outstanding	0	0

Unaudited Interim Condensed Consolidated Statements Of Operations (USD $)	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Revenue
Time charter revenue	$ 39,536,592	$ 75,142,817
Commissions (including related party of $918,371 and $480,707 for the nine months ended September 30, 2011 and 2012, respectively)	(2,180,754)	(4,225,049)
Net Revenue	37,355,838	70,917,768
Expenses / (Income)
Voyage expenses	350,748	1,025,410
Vessels operating expenses (including related party of $462,891 and $516,198 for the nine months ended September 30, 2011 and 2012, respectively)	14,029,628	14,328,890
Dry-docking expenses (including related party of $81,622 and $0 for the nine months ended September 30, 2011 and 2012, respectively)	0	2,344,248
Management fees - related party	2,989,520	3,789,819
Depreciation	12,311,777	24,888,317
General and administrative expenses (including related party of $2,709,452 and $2,465,856 for the nine months ended September 30, 2011 and 2012, respectively)	6,293,568	7,877,762
Impairment loss	0	5,740,000
Bad debt provisions	0	335,669
Loss on sale of assets	0	14,796,471
Gain from vessel early redelivery	0	(1,031,167)
Gain from marketable securities, net	(414,235)	0
Other income	(703,422)	0
Operating (Loss) / Income	2,498,254	(3,177,651)
Other Income / (Expenses)
Interest and finance costs	(4,798,734)	(7,519,522)
Loss on derivatives, net	(727,340)	(2,401,847)
Interest income (including related party of $339,494 and $511,747 for the nine months ended September 30, 2011 and 2012, respectively)	557,510	427,486
Equity in net income of affiliate	1,896,839	1,575,012
Loss on investment in affiliate	(17,293,266)	0
Foreign currency gain / (loss)	(19,073)	34,696
Total Other Expenses, net	(20,384,064)	(7,884,175)
Net Loss	(17,885,810)	(11,061,826)
Other Comprehensive Income / (Loss)
Unrealized loss on cash flow hedges	(758,024)	0
Unrealized loss on change in fair value of marketable securities	(980,430)	0
Reclassification adjustment for change in fair value of marketable securities	980,430	0
Total Other Comprehensive Loss	(758,024)	0
Comprehensive Loss	$ (18,643,834)	$ (11,061,826)
Loss per Class A common share, basic and diluted	$ (2.93)	$ (1.86)
Weighted average number of Class A common shares, basic and diluted	5,929,115	5,769,279

Unaudited Interim Condensed Consolidated Statements Of Operations (Parentheticals) (USD $)	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Commissions	$ 2,180,754	$ 4,225,049
Related Party [Member]
Commissions	480,707	918,371
Vessels operating expenses related party	516,198	462,891
Dry-docking expenses related party	0	81,622
General and administrative expenses related party	2,465,856	2,709,452
Interest income related party	$ 511,747	$ 339,494

Unaudited Interim Condensed Consolidated Statements Of Shareholders' Equity (USD $)	Total	Class A Shares	Additional Paid-In Capital	Accumulated Comprehensive Loss	Retained Earnings / (Accumulated Deficit)
Balance at Dec. 31, 2010	$ 490,471,667	$ 5,587	$ 430,389,637	$ 0	$ 60,076,443
Shares issued, beginning balance at Dec. 31, 2010		5,587,026
Issuance of Class A common shares, net of issuance costs	12,140,397	395	12,140,002
Issuance of Class A common shares, net of issuance costs (number of shares)		395,260
Issuance of non-vested Class A common share awards	0	4	(4)
Issuance of non-vested Class A common share awards (number of shares)		4,000
Cancellation of non-vested Class A common share awards	0	0
Cancellation of non-vested Class A common share awards (number of shares)		(435)
Share based compensation	3,991,522		3,991,522
Dividends paid ($0.05 per share)	(2,978,199)				(2,978,199)
Net Loss	(11,061,826)				(11,061,826)
Other comprehensive loss	0
Balance at Sep. 30, 2011	492,563,561	5,986	446,521,157	0	46,036,418
Shares issued, ending balance at Sep. 30, 2011		5,985,851
Balance at Dec. 31, 2011	221,224,147	6,090	447,618,572	0	(226,400,515)
Shares issued, beginning balance at Dec. 31, 2011		6,089,826
Issuance of non-vested Class A common share awards	(19,558)	9	(19,567)
Issuance of non-vested Class A common share awards (number of shares)		9,800
Cancellation of non-vested Class A common share awards	0	0
Cancellation of non-vested Class A common share awards (number of shares)		(184)
Share based compensation	2,400,752		2,400,752
Net Loss	(17,885,810)				(17,885,810)
Other comprehensive loss	(758,024)			(758,024)
Balance at Sep. 30, 2012	$ 204,961,507	$ 6,099	$ 449,999,757	$ (758,024)	$ (244,286,325)
Shares issued, ending balance at Sep. 30, 2012		6,099,442

Unaudited Interim Condensed Consolidated Statements Of Shareholders' Equity (Parentheticals) (USD $)	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Consolidated Statements of Shareholders' Equity (Parentheticals) [Abstract]
Dividend per share paid	$ 0	$ 0.05

Unaudited Interim Condensed Consolidated Statements Of Cash Flows (USD $)	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Cash flows from operating activities
Net Loss	$ (17,885,810)	$ (11,061,826)
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation	12,311,777	24,888,317
Impairment loss	0	5,740,000
Loss on investment in affiliate	17,293,266	0
Loss on sale of assets	0	14,796,471
Amortization and write off of financing costs	323,568	996,307
Bad debt provisions	0	335,669
Share based compensation	2,400,752	3,991,522
Unrealized gain on interest rate swaps	(1,325,422)	(709,911)
Equity in net income of affiliates net of dividends received	1,059,411	(1,059,387)
Changes in assets and liabilities:
Trade receivables, net	(1,490,662)	(822,516)
Other receivables	268,136	407,418
Prepaid expenses	(10,933)	127,616
Inventories	(235,887)	(27,063)
Due from related parties	(789,948)	(97,479)
Marketable securities	(414,235)	0
Trade accounts payable	(477,085)	485,906
Accrued expenses	(435,132)	(140,679)
Due to related parties	532,281	429,327
Deferred income	(523,257)	(1,810,170)
Net cash from operating activities	10,600,820	36,469,522
Cash flows from investing activities
Net proceeds from sale of assets	0	103,477,103
Acquisition of vessels and capital expenditures	(31,491,703)	(53,074,242)
Payments for vessels under construction	0	(4,521,993)
Loan to equity affiliate	0	(30,000,000)
Repayment from equity affiliate	0	15,000,000
Other fixed assets	(172,410)	(159,027)
Release of restricted cash	7,652,000	0
Net cash from / (used in) investing activities	(24,012,113)	30,721,841
Cash flows from financing activities
Proceeds from long-term debt	28,908,750	26,000,000
Repayment of long-term debt	(26,311,625)	(117,785,000)
Payment of financing costs	(569,350)	(1,433,930)
Issuance of Class A common / restricted shares, net	(19,558)	12,274,051
Dividends paid	0	(2,978,199)
Net cash (used in) / from financing activities	2,008,217	(83,923,078)
Net decrease in cash and cash equivalents	(11,403,076)	(16,731,715)
Cash and cash equivalents at the beginning of the period	14,563,517	34,787,935
Cash and cash equivalents at the end of the period	$ 3,160,441	$ 18,056,220

Basis of Presentation and General Information	9 Months Ended
Sep. 30, 2012
Basis of Presentation and General Information [Abstract]
Basis of Presentation and General Information

1. Basis of Presentation and General Information

Basis of Presentation: Paragon Shipping Inc. (“Paragon”) is a public company incorporated in the Republic of the Marshall Islands on April 26, 2006 and is engaged in the ocean transportation of drybulk cargoes worldwide through the ownership and operation of drybulk carriers. In December 2006, Paragon established a branch in Greece under the provision of Law 89 of 1967, as amended.

The accompanying unaudited interim condensed consolidated financial statements include the accounts of Paragon Shipping Inc., and its wholly-owned subsidiaries (collectively the “Company”) as discussed below.

Drybulk Vessel Owning Subsidiaries:

Vessel Owning Company	Date of Incorporation	Country of Incorporation	Vessel’s Name	Delivery Date	Built	DWT
Trade Force Shipping S.A.	November 15, 2006	Marshall Islands	Deep Seas	December 2006	1999	72,891
Frontline Marine Co.	November 15, 2006	Marshall Islands	Calm Seas	December 2006	1999	74,047
Fairplay Maritime Ltd.	November 15, 2006	Marshall Islands	Kind Seas	December 2006	1999	72,493
Donna Marine Co.	July 4, 2007	Marshall Islands	Pearl Seas	August 2007	2006	74,483
Protea International Inc.	July 17, 2007	Liberia	Sapphire Seas	August 2007	2005	53,702
Reading Navigation Co.	July 17, 2007	Liberia	Diamond Seas	September 2007	2001	74,274
Imperator I Maritime Company	September 27, 2007	Marshall Islands	Coral Seas	November 2007	2006	74,477
Canyon I Navigation Corp.	September 27, 2007	Marshall Islands	Golden Seas	December 2007	2006	74,475
Paloma Marine S.A.	June 19, 2008	Liberia	Friendly Seas	August 2008	2008	58,779
Eris Shipping S.A.	April 8, 2010	Liberia	Dream Seas	July 2010	2009	75,151
Coral Ventures Inc.	August 5, 2009	Liberia	Prosperous Seas	May 2012	2012	37,293
Winselet Shipping & Trading Co.	April 6, 2010	Liberia	Precious Seas	June 2012	2012	37,205

Newbuildings

Vessel Owning Company	Date of Incorporation	Country of Incorporation	Hull Number	Type	Expected Delivery	DWT / TEU
Irises Shipping Ltd.	October 6, 2009	Marshall Islands	656	Containership	2014	4,800 TEU
Nereus Navigation Ltd.	May 4, 2010	Marshall Islands	657	Containership	2014	4,800 TEU
Aminta International S.A.	May 5, 2010	Liberia	612	Drybulk Carrier	2013	37,200 Dwt
Adonia Enterprises S.A.	May 5, 2010	Liberia	625	Drybulk Carrier	2013	37,200 Dwt

Non-Vessel Owning Subsidiaries:

Non-Vessel Owning Company	Date of Incorporation	Country of Incorporation
Camelia Navigation S.A.	November 15, 2006	Marshall Islands
Explorer Shipholding Limited	November 15, 2006	Marshall Islands
Epic Investments Inc.	December 21, 2006	Marshall Islands
Opera Navigation Co.	December 21, 2006	Marshall Islands
Ovation Services Ltd.	September 16, 2009	Marshall Islands
Letitia Shipping Limited	May 4, 2010	Marshall Islands
Ardelia Navigation Ltd.	June 15, 2010	Liberia
Eridanus Trading Co.	July 1, 2010	Liberia
Delphis Shipping S.A.	February 7, 2011	Liberia

Effective November 5, 2012, the Company effected a 10-for-1 reverse stock split on its issued and outstanding common stock (refer to Note 11). All share and per share amounts disclosed in the accompanying unaudited interim condensed consolidated financial statements give effect to the respective stock split retroactively, for all the periods presented.

The accompanying unaudited interim condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for interim financial information. Accordingly, they do not include all of the information and footnotes required by U.S. GAAP for complete financial statements. In the opinion of the management of the Company, all adjustments (consisting of normal recurring adjustments) necessary for a fair presentation of financial position, operating results and cash flows have been included in the accompanying unaudited interim condensed consolidated financial statements. Interim results are not necessarily indicative of results that may be expected for the year ending December 31, 2012. These financial statements should be read in conjunction with the consolidated financial statements and footnotes for the year ended December 31, 2011 included in the Company’s Annual Report on Form 20-F filed with the Securities and Exchange Commission on April 27, 2012 (“Annual Report”). The Company, in accordance with ASU 2011-05 “Comprehensive Income, Presentation of Comprehensive Income” (Topic 220), effective for the Company for this interim period has elected to present net income / (loss) and other compressive income / (loss) in a single continuous statement of comprehensive income / (loss) in its unaudited interim condensed consolidated financial statements.

The Company outsources the technical and commercial management of its vessels to Allseas Marine S.A. (“Allseas”), a related party wholly owned by Mr. Michael Bodouroglou, the Company’s Chairman, President, Chief Executive Officer and Interim Chief Financial Officer.

Significant Accounting Policies	9 Months Ended
Sep. 30, 2012
Significant Accounting Policies [Abstract]
Significant Accounting Policies

2. Significant Accounting Policies

The same accounting policies have been followed in these unaudited interim condensed consolidated financial statements as were applied in the preparation of the Company’s financial statements for the year ended December 31, 2011. See Note 2 of the Company’s consolidated financial statements for the year ended December 31, 2011 included in the Company’s Annual Report.

The Company has presented the gains or losses from the sale of bunkers to charterers under Voyage expenses in the statements of operations for the nine months ended September 30, 2012, whereas, in prior periods it was presented under Vessel operating expenses. In order to conform to the current year presentation, the Company has increased Voyage expenses and decreased Vessel operating expenses for the nine months period ended September 30, 2011, by $0.6 million, representing the gains or losses from the sale of bunkers to charterers and bunkers consumed during off-hire periods and while traveling to and from dry-docking. The reclassification had no impact on the Company’s results of operations for the period.

Recent Accounting Pronouncements: There are no recent accounting pronouncements the adoption of which would have a material effect on the Company’s unaudited condensed consolidated financial statements in the current period or expected to have an impact on future periods.

Going Concern	9 Months Ended
Sep. 30, 2012
Going Concern [Abstract]
Going Concern

3. Going Concern

As of September 30, 2012, the Company was not in compliance with several financial and security coverage ratio covenants in its loan agreements, as discussed in Note 8. One of the Company’s lenders has given notice of an event of default under the loan agreement demanding a reduction of the outstanding loan amount and another of the Company’s lenders has reserved its rights in connection with the covenants breach. Even though the remaining lenders have not declared an event of default under the loan agreements, these breaches constituted potential events of default (also known as technical defaults) and could have resulted in the lenders requiring immediate repayment of the loans. As a result of the cross default provisions in the Company’s loan agreements, actual breaches existing under its credit facilities could result in defaults under all of the Company’s debt and the acceleration of such debt by its lenders.

The Company agreed with four of its lenders, subject to certain conditions, and is currently in negotiations with its other three lenders, to obtain waivers or to restructure the affected debt. Management believes that the negotiations will be successful and that the Company’s lenders will not demand payment of the loans before their maturity. As the Company believes it will successfully conclude obtaining waivers for the covenant breaches and restructure several of its loan agreements to extend the maturities and reduce the quarterly principal repayments, the consolidated financial statements as of September 30, 2012 were prepared assuming that the Company will continue as a going concern. Accordingly, the consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded assets and liabilities, or any other adjustments that might result in the event the Company is unable to continue as a going concern, apart from the current classification of long-term debt and the associated restricted cash, deferred financing fees and interest rate swap liabilities.

Transactions with Related Parties	9 Months Ended
Sep. 30, 2012
Transactions with Related Parties [Abstract]
Transactions with Related Parties

4. Transactions with Related Parties

The following transactions with related parties occurred during the nine months ended September 30, 2011 and 2012.

(a)Granitis Glyfada Real Estate Ltd. ("Granitis") - Leasing: Rent expense under this lease amounted to $26,107 and $27,413 for the nine months ended September 30, 2011 and 2012, respectively, and is included in General and administrative expenses in the accompanying unaudited interim condensed consolidated statements of operations.

(b)Allseas: The following amounts charged by Allseas are included in the accompanying unaudited interim condensed consolidated statements of operations:

	Nine Months Ended September 30,
	2011	2012
Charter hire commissions	$918,371	$480,707
Vessel sale & purchase commissions	1,951,028	-
Total Allseas commissions	$2,869,399	$480,707

Included in Vessel operating expenses
Superintendent fees	$213,259	$277,559

Included in Dry-docking expenses
Superintendent fees	$81,622	$-

Management fees - related party
Management fees	$3,151,146	$2,496,622
Legal, accounting and finance fees	390,257	492,898
Loretto agreement	248,416	-
Total Management fees	$3,789,819	$2,989,520

Included in General and administrative expenses
Administrative fees	$25,332	$26,422
Executive services agreement	$2,658,013	$2,412,021

The following amounts charged by Allseas are capitalized and are included in vessels cost and advances for vessels under construction in the accompanying unaudited interim condensed consolidated balance sheets: Technical management and superintendent fees relating to newbuilding vessels, and vessel purchase commissions, which in the aggregate amounted to $0.7 million and $1.2 million for the nine months ended September 30, 2011 and 2012, respectively.

Each month, the Company funds a payment to Allseas to cover working capital equal to one month of estimated operating expenses. At each balance sheet date, the excess of the amount funded to Allseas over payments made by Allseas for operating expenses is reflected as Due from related parties in the accompanying unaudited interim condensed consolidated balance sheets. As of December 31, 2011 and September 30, 2012, the amount due from Allseas was $6,155 and $1.7 million, respectively.

(c)Crewcare Inc. (“Crewcare”) - Manning Agency Agreements: The expenses incurred amounted to $249,632 and $238,639 for the nine months ended September 30, 2011 and 2012, respectively, and are included in Vessel operating expenses. The balances due to Crewcare Inc. amounted to $903 and $0.5 million as of December 31, 2011 and September 30, 2012, respectively.

(d)Box Ships Inc.: Box Ships Inc. was formed by the Company on May 19, 2010, to specialize in the container shipping industry. The Company paid on behalf of Box Ships for the pre-offering costs relating to the listing of Box Ships’ shares on NYSE in April 2011, along with other minor operating expenses relating to the sale of vessels to Box Ships, discussed in Note 5 of the Company’s consolidated financial statements for the year ended December 31, 2011 included in the Company’s Annual Report. As of December 31, 2011 and September 30, 2012, the Company held 21.1% and 16.7% of Box Ships’ common stock, respectively. The decrease in the percentage of Box Ships’ common stock held by the Company is due to the Company’s non-participation in the public offering of 4,285,715 common shares of Box Ships, which was completed on July 18, 2012 (refer to Note 7). The amount due from Box Ships as of December 31, 2011 was $0.9 million, which was fully repaid in July 2012 and is included in the accompanying unaudited interim condensed consolidated balance sheets.

On May 27, 2011, the Company granted Box Ships an unsecured loan of $30.0 million. The loan is payable in one installment on the second anniversary of the Box Ships initial public offering (“IPO”). The loan may be prepaid in whole or in part at any time during the life of the facility. The loan bears interest at LIBOR plus a margin of 4%. In August 2011 and in November 2012, Box Ships prepaid an amount of $15.0 million and $1.0 million, respectively. For the nine months ended September 30, 2011 and 2012, interest charged on the respective loan amounted to $339,494 and $511,747, respectively.

Advances for Vessel Acquisitions and Vessels Under Construction	9 Months Ended
Sep. 30, 2012
Advances For Vessel Acquisitions And Vessels Under Construction [Abstract]
Advances for Vessel Acquisitions and Vessels Under Construction

5. Advances for Vessel Acquisitions and Vessels under Construction

Advances for vessels under construction relate to the installments paid that were due to the respective shipyard including capitalized expenses.

As of December 31, 2011, the Company’s newbuilding program consisted of four Handysize drybulk vessels with expected delivery in 2012 and two 4,800 TEU containerships with expected delivery in the fourth quarter of 2013. Each contract provides for payment of one advance deposit and final payment on delivery of each vessel. An amount of $57.5 million and $3.6 million was paid to the shipyard in 2010 and 2011, respectively, representing the first installment which was financed from the Company’s own funds. On May 4 and on June 18, 2012, the Company took delivery of its first two Handysize drybulk vessels; the M/V Prosperous Seas and the M/V Precious Seas, respectively (refer to Note 6).

On September 24, 2012, the Company and the shipyard agreed to postpone the delivery dates of the Company’s remaining vessels under construction and to change the apportionment of the advances already paid among the vessels under construction. Under the amended shipbuilding contracts and based on the latest shipbuilding update from the shipyard, the remaining two Handysize drybulk vessels (Hull no. 612 and Hull no. 625) are expected to be delivered in the first and fourth quarters of 2013, respectively, and the two 4,800 TEU containerships (Hull no. 656 and Hull no. 657) are expected to be delivered in the second quarter of 2014.

The decrease in Advances for vessel acquisitions and vessels under construction during the nine months ended September 30, 2012, is attributable to the acquisition of the M/V Prosperous Seas and M/V Precious Seas discussed above, partially offset by the payment of capitalized expenses relating to vessels under construction.

Vessels, Net	9 Months Ended
Sep. 30, 2012
Vessels Net [Abstract]
Vessels, Net

6. Vessels, Net

	Vessel	Accumulated	Net Book
	Cost	Depreciation	Value
Balance December 31, 2011	$305,592,515	$(36,984,152)	$268,608,363
Newbuilding deliveries	46,019,408	-	46,019,408
Depreciation for the period	-	(12,212,686)	(12,212,686)
Balance September 30, 2012	$351,611,923	$(49,196,838)	$302,415,085

All vessels are first-priority mortgaged as collateral to the Company’s loan facilities.

Investment in Equity Affiliate	9 Months Ended
Sep. 30, 2012
Investment in Equity Affiliate [Abstract]
Investment in Equity Affiliate

7. Investment in Equity Affiliate

The following table is a reconciliation of the Company’s investment in equity affiliate as presented on the accompanying unaudited interim condensed consolidated balance sheet:

Balance, December 31, 2011	$38,805,802
Equity in net income of affiliate	1,896,839
Dividends received	(2,956,250)
Dilution effect	(2,943,720)
Impairment in investment in affiliate	(14,349,546)
Balance, September 30, 2012	$20,453,125

As of September 30, 2012, the Company owned 16.7% (refer to Note 4) of the outstanding common stock of Box Ships Inc. (NYSE: TEU) (“Box Ships”), a former wholly-owned subsidiary of the Company which successfully completed its initial public offering in April 2011. The investment in Box Ships is accounted for under the equity method and is separately reflected on Company’s unaudited interim condensed consolidated balance sheets (See Note 1, Note 5 and Note 9 of the Company’s consolidated financial statements for the year ended December 31, 2011 included in the Company’s Annual Report).

The fair value of the investment in Box Ships Inc. based on the closing price of Box Ships’ common share as of September 30, 2012, of $5.95, was $20.5 million. As of September 30, 2012, the Company considered the difference between the fair value and the book value of the investment in Box Ships as other than temporary and therefore the investment was impaired (refer to Note 10).

The loss on investment in affiliate of $17.3 million for the nine months ended September 30, 2012, consists of $2.9 million, relating to the dilution effect from the Company’s non-participation in the public offering of 4,285,715 common shares of Box Ships, which was completed on July 18, 2012, as well as $14.4 million, relating to the difference between the fair value and the book value of the Company’s investment in Box Ships as of September 30, 2012.

Long-Term Debt	9 Months Ended
Sep. 30, 2012
Long-Term Debt [Abstract]
Long-Term Debt

8. Long-Term Debt

Debt	December 31 , 2011	September 30, 2012
Current portion of long-term debt	$32,189,000	$203,882,125
Long-term debt	169,096,000	-
Total long-term debt	$201,285,000	$203,882,125

Details of the loan and credit facilities as of December 31, 2011 are discussed in Note 12 of the Company’s consolidated financial statements for the year ended December 31, 2011 included in the Company’s Annual Report.

The loan facilities are secured by first-priority mortgage over the Company’s vessels.

As of September 30, 2012 the Company was not in compliance with several financial and security coverage ratio covenants. The Company agreed with four of its lenders, subject to certain conditions, and is currently in negotiations with its other three lenders, to obtain waivers or to restructure the affected debt as discussed below:

(a) Commerzbank AG (Loan agreement dated August 12, 2011)

As of September 30, 2012, the Company was not in compliance with the following covenants:

• Minimum market value adjusted net worth of the group.

• Minimum aggregate fair market value of mortgaged vessels to outstanding loan ratio.

The Company is currently in negotiations with Commerzbank AG to obtain waivers or to restructure the respective loan agreement.

(b) Unicredit Bank AG (Loan agreement dated November 19, 2007)

As of September 30, 2012, the Company was not in compliance with the following covenants:

• Maximum total liabilities to EBITDA ratio.

• Minimum aggregate fair market value of mortgaged vessels to outstanding loan ratio.

On November 30, 2012, the Company entered into a loan supplemental agreement and agreed, subject to several conditions discussed at the end of this note, to amended terms with Unicredit Bank AG, as described below:

• To defer a portion of eight of its scheduled quarterly installments. After exercising the deferral option, the outstanding loan amount as of September 30, 2012, of $26.087 million will be repaid in 8 consecutive quarterly installments of $0.500 million, followed by 8 consecutive quarterly installments of $1.356 million, plus a balloon repayment of $11.243 million payable simultaneously with the final installment in the third quarter of 2016.

• The loan bears interest at LIBOR plus a margin, which, from November 30, 2012 (the date of the supplemental agreement), will increase from 2.25% to (i) 2.75% on the outstanding amount of the loan, less any amounts that are deferred, and (ii) 5.00% on the amounts of the loan that have been deferred.

• The ratio of total liabilities to EBITDA is waived from September 30, 2012, until December 31, 2013, inclusive.

• The minimum requirement of market value adjusted net worth of the group is waived from September 30, 2012, until December 31, 2013, inclusive.

• The leverage ratio is waived from September 30, 2012, until December 31, 2013, inclusive.

• The aggregate fair market value of mortgaged vessels to outstanding loan ratio is waived from September 30, 2012, until December 31, 2013, inclusive.

Based on the supplemental agreement dated November 30, 2012, and subject to the conditions described at the end of this note, the bank waived the breach of the maximum total liabilities to EBITDA ratio and the breach of the minimum aggregate fair market value of mortgaged vessels to outstanding loan ratio that were outstanding as of September 30, 2012.

(c) Bank of Scotland Plc (Loan agreement dated December 4, 2007)

As of September 30, 2012, the Company was not in compliance with the following covenants:

• Maximum leverage ratio.

• Minimum working capital.

• Minimum aggregate fair market value of mortgaged vessels to outstanding loan ratio.

On November 30, 2012, the Company entered into a second amending and restating agreement and agreed, subject to several conditions discussed at the end of this note, to amended terms with Bank of Scotland Plc. As of September 30, 2012, the outstanding loan amount of the respective facility was $42.1 million.

The terms and conditions of the second amending and restating loan agreement, subject to the conditions described at the end of this note, are as follows:

• An extension of the facility to July 2015.

• The Company has agreed to an advance payment of $2.840 million in full and final settlement of the portion of the loan of one of the syndicate members equal to $4.733 million. The advance payment of $2.840 million was executed on December 10, 2012. The effect of the settlement will be accounted for in the fourth quarter of 2012.

• After the agreed advance payment of $2.840 million and the full and final settlement of the portion of the loan of $4.733 million, the outstanding $37.367 million is required to be repaid in 7 consecutive quarterly installments of $0.750 million commencing from December 9, 2012, followed by 4 consecutive quarterly installments of $1.000 million, plus a balloon repayment of $28.117 million payable on July 9, 2015.

• The loan bears interest at LIBOR, plus a margin of 2.75%.

• The Company shall maintain at all times with the lender, cash equivalents in an amount of no less than $0.5 million per mortgaged vessel.

• The Company shall maintain at all times liquid assets of no less than $0.5 million per vessel.

• The leverage ratio shall not be greater than 0.80:1.00 until December 31, 2014 and 0.75:1.00 thereafter.

• The minimum requirement of market value adjusted net worth of the group shall not be less than $75.0 million.

• The aggregate fair market value of the mortgaged vessels shall exceed 65% of the outstanding loan from March 31, 2013 until September 30, 2013, 70% until December 31, 2013, 85% until June 30, 2014, 95% until December 31, 2014 and 100% thereafter.

Based on the second amending and restating agreement dated November 30, 2012, and subject to the conditions described at the end of this note, the bank waived the breach of the maximum leverage ratio, the breach of the minimum working capital and the breach of the minimum aggregate fair market value of mortgaged vessels to outstanding loan ratio that were outstanding as of September 30, 2012.

(d) Bank of Ireland (Loan agreement dated March 30, 2009)

As of September 30, 2012, the Company was not in compliance with the following covenants:

• Maximum aggregate financial indebtedness to EBITDA ratio.

• Minimum aggregate fair market value of mortgaged vessels to outstanding loan ratio.

On November 28, 2012, the Company entered into a loan supplemental agreement and agreed, subject to several conditions discussed at the end of this note, to amended terms with Bank of Ireland, as discussed below:

• To extend the respective loan agreement from the second quarter of 2014 to the second quarter of 2017. The outstanding loan amount as of September 30, 2012, of $15.150 million is required to be repaid in 7 consecutive quarterly installments of $0.350 million, followed by 12 consecutive quarterly installments of $1.000 million, plus a balloon repayment of $0.700 million payable simultaneously with the final installment in the second quarter of 2017.

• The loan bears interest at LIBOR, plus a margin of 2.50%.

• The Company shall maintain at all times with the lender, cash equivalents in an amount of no less than $750,000.

• The ratio of the aggregate financial indebtedness to EBITDA is waived until December 31, 2014 and thereafter, shall not be greater than 5.0:1.0.

• The minimum requirement of market value adjusted net worth of the group is waived until December 31, 2014 and thereafter, shall not be less than $50.0 million.

• The leverage ratio is waived until December 31, 2014 and thereafter, shall not be greater than 0.8:1.0.

• The aggregate fair market value of mortgaged vessels to outstanding loan ratio is waived until December 31, 2014 and thereafter, shall exceed 110%.

Based on the supplemental agreement dated November 28, 2012, and subject to the conditions described at the end of this note, the bank waived the breach of the maximum aggregate financial indebtedness to EBITDA ratio and the breach of the minimum aggregate fair market value of mortgaged vessels to outstanding loan ratio that were outstanding as of September 30, 2012.

(e) HSH Nordbank AG (Loan agreement dated July 31, 2008)

As of September 30, 2012, the Company was not in compliance with the following covenant:

• Minimum market value adjusted net worth of the group.

The Company is currently in negotiations with HSH Nordbank AG to obtain waivers or to restructure the respective loan agreement.

(f) HSBC Bank Plc (Loan agreement dated July 2, 2010)

As of September 30, 2012, the Company was not in compliance with the following covenant:

• Minimum aggregate fair market value of mortgaged vessels to outstanding loan ratio

On November 30, 2012, the Company entered into a loan supplemental agreement and agreed, subject to several conditions discussed at the end of this note, to amended terms with HSBC Bank Plc effective as from November 30, 2012, as discussed below:

• From November 30, 2012 (the date of the supplemental agreement) until December 31, 2013, the margin will increase from 2.60% to 3.00%, and thereafter, decrease back to 2.60% until the final maturity.

• The ratio of the total liabilities to EBITDA is waived until December 31, 2013 and thereafter, shall not exceed 7.0:1.0.

• The ratio of EBITDA to interest expense is waived until December 31, 2013 and thereafter, shall not be less than 2.5:1.0.

• The minimum requirement of market value adjusted net worth of the group shall be at least $50.0 million until December 31, 2013 and $100.0 million thereafter.

• The ratio of total liabilities to value adjusted total assets is waived until December 31, 2013 and thereafter, shall not be greater than 0.8:1.0.

• The aggregate fair market value of mortgaged vessels shall exceed 105% of the outstanding loan ratio until December 31, 2013, 110% until December 31, 2014 and 120% thereafter.

Based on the supplemental agreement dated November 30, 2012, and subject to the conditions described at the end of this note, the bank waived the breach of the minimum aggregate fair market value of mortgaged vessels to outstanding loan ratio that was outstanding as of September 30, 2012.

(g) Nordea Bank Finland Plc (Loan agreement dated May 5, 2011)

As of September 30, 2012, the Company was not in compliance with the following covenants:

• Maximum aggregate financial indebtedness to EBITDA ratio.

• Minimum working capital.

The Company is currently in negotiations with Nordea Bank Finland Plc to obtain waivers or to restructure the respective loan agreement.

In addition, due to the delay in the delivery of Hull no. 625 (refer to Note 5), the vessel is now expected to be delivered after the availability period of the respective syndicated secured facility. The Company is currently in discussions with its lenders on extending the availability period.

All the above mentioned agreements that have been entered into subsequent to September 30, 2012, are subject to a number of conditions, including:

• All documentation to be satisfactory completed.

• An equity increase of minimum $10.0 million within 90 days after the signing of the respective documentation.

• All lenders agreeing to similar restructuring terms and granting similar waivers and terms.

Therefore, until these conditions are met, the Company’s long-term debt and the associated restricted cash, deferred financing fees and interest rate swap liabilities, have been classified as current as of September 30, 2012.

Interest Rate Swaps	9 Months Ended
Sep. 30, 2012
Interest Rate Swaps [Abstract]
Interest Rate Swaps

9. Interest Rate Swaps

The Company enters into interest rate swap transactions to manage interest costs and the risk associated with changing interest rates with respect to its variable interest rate loan and credit facilities. These interest rate swap transactions fix the interest rates as described below.

On March 20, 2012, April 18, 2012, May 4, 2012, June 18, 2012 and July 3, 2012, the Company entered into additional interest rate swap agreements in order to hedge its variable interest rate exposure. As of September 30, 2012, the Company’s outstanding interest rate swaps had a combined notional amount of $134.9 million. Details of the interest rate swap agreements, as of September 30, 2012, are outlined below:

Interest rate swaps that did not qualify for hedge accounting as of September 30, 2012:

	Counterparty	Effective date	Termination date	Notional amount As of December 31, 2011	Notional amount As of September 30, 2012	Fixed rate	Floating rate
A	Bank of Scotland Plc	December 21, 2007	December 21, 2012	$50,000,000	$50,000,000	5.000%, if 3-month LIBOR is greater than 5.000% 3-month LIBOR, if 3-month LIBOR is between 3.770% and 5.000% 3.770%, if 3-month LIBOR is less than 3.770%	3-month LIBOR
B	Unicredit Bank AG (1)	August 27, 2010	August 27, 2015	$56,100,000	$48,450,000	2.465%	3-month LIBOR
TOTAL				$106,100,000	$98,450,000

(1) The notional amount reduces by $2.55 million on a quarterly basis up until the expiration of the interest rate swap.

Interest rate swaps that qualified for hedge accounting as of September 30, 2012:

	Counterparty	Effective date	Termination date	Notional amount As of December 31, 2011	Notional amount As of September 30, 2012	Fixed rate	Floating rate
A	HSBC Bank Plc (1)	April 10, 2012	April 10, 2017	$-	$5,640,000	1.485%	3-month LIBOR
B	HSH Nordbank AG (2)	May 8, 2012	May 5, 2017	$-	$11,250,000	1.220%	3-month LIBOR
C	Nordea Bank Finland Plc (3)	May 4, 2012	March 31, 2017	$-	$7,005,917	1.140%	3-month LIBOR
D	Nordea Bank Finland Plc (4)	June 18, 2012	May 4, 2017	$-	$6,966,646	1.010%	3-month LIBOR
E	HSH Nordbank AG (5)	August 6, 2012	May 5, 2017	$-	$5,625,000	0.980%	3-month LIBOR
TOTAL				$-	$36,487,563

(1) The notional amount reduces by $120,000 on a quarterly basis up until the expiration of the interest rate swap.

(2) The notional amount reduces by $187,500 on a quarterly basis up until the expiration of the interest rate swap.

(3) The notional amount reduces by $120,792 on a quarterly basis up until the expiration of the interest rate swap.

(4) The notional amount reduces by $120,115 on a quarterly basis up until the expiration of the interest rate swap.

(5) The notional amount reduces by $93,750 on a quarterly basis up until the expiration of the interest rate swap.

The estimated net amount of cash flow hedge losses at September 30, 2012 that is estimated to be reclassified into statement of operations within the next twelve months is $0.3 million.

Fair Value Disclosures	9 Months Ended
Sep. 30, 2012
Fair Value Disclosures [Abstract]
Fair Value Disclosures

10. Fair Value Disclosures

The carrying values of cash and cash equivalents, restricted cash, trade receivables and accounts payable are reasonable estimates of their fair value due to the short-term nature of these financial instruments. The fair values of the credit and loan facilities approximate their carrying value, predominantly due to the variable interest rate nature thereof. Derivative financial instruments are stated at fair values.

When the interest rate swap contracts qualify for hedge accounting, the Company recognizes the effective portion of the gain / (loss) on the hedging instruments directly in other comprehensive income / (loss) in the statement of shareholders’ equity, while any ineffective portion, if any, is recognized immediately in current period statement of operations. When the interest rate swap contracts do not qualify for hedge accounting, the Company recognizes their fair value changes in current period statement of operations.

Information on the location and amounts of derivative fair values in the unaudited interim condensed consolidated balance sheets and derivative gains / (losses) in the unaudited interim condensed consolidated statements of operations and shareholders’ equity are shown below:

Derivative Instruments – Balance Sheet Location

		December 31, 2011	September 30, 2012
	Balance Sheet Location	Fair Value	Fair Value
Derivatives designated as hedging instruments
Interest rate swaps	Current liabilities – Interest rate swaps	$-	$2,572,097
Interest rate swaps	Long-Term Liabilities – Interest rate swaps	-	-
	Subtotal	$-	$2,572,097

Derivatives not designated as hedging instruments
Interest rate swaps	Current liabilities – Interest rate swaps	$2,630,574	$758,024
Interest rate swaps	Long-Term Liabilities – Interest rate swaps	1,266,945	-
	Subtotal	$3,897,519	$758,024

Total derivatives		$3,897,519	$3,330,121

Effect of Derivative Instruments designated as hedging instruments

		Nine Months Ended September 30,
	Gain / (Loss) Recognized in Accumulated Other Comprehensive Gain / (Loss) (Effective Portion)	2011	2012
Interest rate swaps		$ -	$(858,342)
Total		$ -	$(858,342)

		Nine Months Ended September 30,
	Location of Gain / (Loss) Reclassified from Accumulated Other Comprehensive Gain / (Loss) in Statement of Operations (Effective Portion)	2011	2012
Interest rate swaps – Realized Loss	Interest and finance costs	$-	$(100,318)
Total		$-	$(100,318)

There was no ineffective portion of the gain / (loss) on the hedging instruments for the nine months ended September 30, 2012 and 2011.

Effect of Derivative Instruments not designated as hedging instruments

		Nine Months Ended September 30,
	Location of Gain / (Loss) Recognized	2011	2012
Interest rate swaps – Fair value	Loss on derivatives, net	$709,911	$1,325,422
Interest rate swaps – Realized Loss	Loss on derivatives, net	(3,111,758)	(2,052,762)
Net loss on derivatives		$(2,401,847)	$(727,340)

Financial Instruments and Assets that are measured at fair value on a recurring basis

Interest rate swaps

The fair value of the Company’s interest rate swap agreements is determined using a discounted cash flow approach based on market-based LIBOR swap yield rates. LIBOR swap rates are observable at commonly quoted intervals for the full terms of the swaps and therefore are considered Level 2 items in accordance with the fair value hierarchy.

The following table summarizes the valuation of the Company’s interest rate swaps as of December 31, 2011 and September 30, 2012.

Financial Instruments	Significant Other Observable Inputs (Level 2)
	December 31, 2011	September 30, 2012
Interest rate swaps – liability	$3,897,519	$3,330,121

Marketable securities – shares of Korea Line Corporation (“KLC”):

On September 15, 2011, the Company entered into a Settlement Agreement (“Agreement”) with KLC in relation to the early termination of the time charter dated March 17, 2008, as amended, in respect of the M/V Pearl Seas. The parties reached an agreement, where KLC admitted a liability, which would be settled in cash and in shares of KLC (See Note 22 of the Company’s consolidated financial statements for the year ended December 31, 2011 included in the Company’s Annual Report). On May 24, 2012, the Company received 111,201 shares of KLC as part of the Agreement. These marketable securities have readily determinable fair values and are classified as available for sale. Such marketable securities are measured subsequently at fair value in the accompanying unaudited interim condensed consolidated balance sheets. Unrealized gains / (losses) for available for sale securities are excluded from the statement of operations and are recognized in accumulated other comprehensive income / (loss) until realized. From the initial measurement of the valuation of KLC shares, a gain from marketable securities of $1.4 million was recognized in the accompanying unaudited interim condensed consolidated statements of operations, with changes in the fair value of $1.0 million recognized in accumulated other comprehensive loss. The fair value of the KLC shares based on the respective closing price as of September 30, 2012, was $0.4 million. As of September 30, 2012, the Company recognized the change in the fair value of the KLC shares as other than temporary and therefore, a loss of $1.0 million was recognized. The respective loss is included in gain from marketable securities in the accompanying unaudited interim condensed consolidated statements of operations, after reclassifying same from the Company’s other comprehensive income / (loss).

		Nine Months Ended September 30,
	Location of Gain / (Loss) Recognized	2011 Gain / (Loss)	2012 Gain / (Loss)
Marketable securities – Initial measurement	Gain on marketable securities, net	$-	$1,394,665
Marketable securities – Realized Loss	Gain on marketable securities, net	-	(980,430)
Net gain on marketable securities		$-	$414,235

The fair value of the KLC shares is based on quoted prices of KLC share of stock (Korea SE: KS) and is considered to be determined through Level 1 inputs of the fair value hierarchy.

The following table summarizes the valuation of the KLC shares as of September 30, 2012.

Financial Assets	Quoted Prices in Active Markets (Level 1)	Loss
KLC Shares – Marketable Securities	$414,235	$980,430

Financial Assets that are measured at fair value on a non-recurring basis

Investment in Box Ships Inc.:

During the nine months ended September 30, 2012, in accordance with the accounting guidance relating to loss in value of an investment that is other than a temporary decline, the Company recognized an impairment loss on its investment in Box Ships’ common shares. The fair value of the investment in Box Ships based on the closing price of Box Ships’ common share as of September 30, 2012, of $5.95, was $20.5 million. As of September 30, 2012, the Company considered the difference between the fair value and the book value of the investment in Box Ships as other than temporary and therefore a loss of $14.4 million was recognized. The respective loss is included in loss on investment in affiliate in the accompanying unaudited interim condensed consolidated statements of operations.

The fair value of the investment in Box Ships is based on quoted prices of Box Ships share of stock (NYSE: TEU) and is considered to be determined through Level 1 inputs of the fair value hierarchy.

The following table summarizes the valuation of the Company’s investment in Box Ships as of September 30, 2012.

Financial Assets	Quoted Prices in Active Markets (Level 1)	Loss
Investment in equity affiliate – Box Ships Inc.	$20,453,125	$14,349,546

As of December 31, 2011 and September 30, 2012, the Company did not have any assets or liabilities measured at fair value on a recurring or non-recurring basis, other than the ones discussed above and in Note 14 in the Company’s Annual Report.

Capital Structure	9 Months Ended
Sep. 30, 2012
Capital Structure [Abstract]
Capital Structure

11.  Capital Structure

10-for-1 reverse stock split

Effective as of the close of trading on November 5, 2012, the Company effected a 10-for-1 reverse stock split of its issued and outstanding common shares. The common shares commenced trading on the New York Stock Exchange on a split-adjusted basis upon the open of trading on November 6, 2012. The reverse stock split was approved by shareholders at the Company’s 2012 Annual General Meeting of Shareholders held on October 24, 2012 and by the Company’s Board of Directors on October 24, 2012. The reverse stock split reduced the number of the Company’s issued and outstanding common shares from 60,994,464 to 6,099,442 and affected all issued and outstanding common shares, as well as common shares underlying stock options outstanding immediately prior to the effectiveness of the reverse stock split. The number of the Company’s authorized common shares was not affected by the reverse split. No fractional shares were issued in connection with the reverse stock split. Shareholders who would have otherwise held a fractional share of the Company’s Common Stock as a result of the reverse stock split received a cash payment in lieu of such fractional share. All share and per share amounts disclosed in the accompanying unaudited interim condensed consolidated financial statements give effect to the respective stock split retroactively, for all the periods presented.

Equity incentive plan

As discussed in Note 16 of the Company’s consolidated financial statements for the year ended December 31, 2011 included in the Company’s Annual Report, the Company has adopted an equity incentive plan, under which the officers, key employees and directors of the Company will be eligible to receive option to acquire shares of Class A Common Shares. On October 15, 2012, the Company increased the number of shares to be reserved for issuance under the plan from 5,500,000 to 9,966,733 Class A Common Shares, which, after the 10-for-1 reverse stock split discussed above, was adjusted to 996,673 Class A Common Shares.

Share Based Payments	9 Months Ended
Sep. 30, 2012
Share Based Payments [Abstract]
Share Based Payments

12. Share Based Payments - Equity incentive plan – Non-vested share awards

A summary of the activity for non-vested share awards, adjusted to give effect to the 10-for-1 reverse stock split that became effective on November 5, 2012 and the fractional share rounding resulted therefrom, as discussed in Note 11, is as follows:

	Number of Shares	Weighted Average Fair Value
Non vested, December 31, 2011	184,447	$30.90
Granted	9,800	6.31
Cancelled	(184)	38.67
Vested	(75,000)	37.10
Non vested, September 30, 2012	119,063	$12.68

The remaining unrecognized compensation cost amounting to $588,966 as of September 30, 2012, is expected to be recognized over the remaining weighted average period of 0.7 years, according to the contractual terms of those non-vested share awards.

Earnings Per Share (EPS)	9 Months Ended
Sep. 30, 2012
Earnings Per Share (EPS) [Abstract]
Earnings Per Share (EPS)

13. Earnings per Share (“EPS”)

The following table sets forth the computation of basic and diluted net loss per share for the nine months ended September 30, 2011 and 2012, adjusted to give effect to the 10-for-1 reverse stock split that became effective on November 5, 2012, as discussed in Note 11:

Basic EPS – Class A Common Shares – The two class method EPS is calculated as follows:

	Nine Months Ended September 30,
Numerators	2011	2012
Net loss	($11,061,826)	($17,885,810)
Less: Loss attributable to non-vested share awards	303,326	497,320
Net loss attributable to common shareholders	($10,758,500)	($17,388,490)

Denominators
Weighted average common shares outstanding, basic and diluted	5,769,279	5,929,115

Net loss per common share:
Basic and diluted	($1.86)	($2.93)

Weighted Average Shares – Basic - In calculating basic EPS, the Company includes the effect of vested share awards and Class A Common Shares issued for exercised stock option awards and warrants from the date they are issued or vest.

Weighted Average Shares – Diluted - In calculating diluted EPS, the Company includes the potential dilution that could occur if securities or other contracts to issue common stock were exercised. In calculating diluted EPS for the Company’s Class A Common Shares, the following dilutive securities are included in the shares outstanding unless their effect is anti-dilutive:

•	Unvested share awards outstanding under the Company's Stock Incentive Plan
•	Class A Common Shares issuable upon exercise of the Company's outstanding warrants, which were expired on November 21, 2011.

•	Class A Common Shares issuable upon exercise of the Company's outstanding options

The Company excluded the dilutive effect of 3,200 stock option awards (September 30, 2011: 3,200) and 119,063 non-vested share awards (September 30, 2011: 119,748) in calculating dilutive EPS for its Class A common shares as they were anti-dilutive.

Commitments and Contingencies	9 Months Ended
Sep. 30, 2012
Commitments and Contingencies [Abstract]
Commitments and Contingencies

14. Commitments and Contingencies

From time to time the Company is subject to legal proceedings and claims in the ordinary course of business, principally personal injury and property casualty claims. Such claims, even if lacking in merit, could result in the expenditure of significant financial and managerial resources. As of September 30, 2012, the Company is not aware of any claim or contingent liability, which should be disclosed, or for which a provision should be established in the accompanying financial statements.

Newbuilding Commitments

Future newbuilding installments based on the non-cancelable newbuilding contracts, as amended (refer to Note 5) required to be made after September 30, 2012 are as follows:

To September 30,
2013	$2,525,725
2014	112,865,819
Total	$115,391,544

Subsequent Events	9 Months Ended
Sep. 30, 2012
Subsequent Events [Abstract]
Subsequent Events

15. Subsequent Events

10-for-1 Reverse Stock Split

Effective as of the close of trading on November 5, 2012, the Company effected a 10-for-1 reverse as discussed in Note 11.

Credit Facilities

The Company agreed with several of its lenders to amend the respective loan facilities as discussed in Note 8.

Loan to Affiliate

In November 2012, Box Ships prepaid an amount of $1.0 million of the unsecured loan that was granted on May 27, 2011. As of the date of this report, the outstanding balance of the respective unsecured loan was $14.0 million.

Significant Accounting Policies (Policy)	9 Months Ended
Sep. 30, 2012
Significant Accounting Policies [Abstract]
Recent Accounting Pronouncements

Recent Accounting Pronouncements: There are no recent accounting pronouncements the adoption of which would have a material effect on the Company’s unaudited condensed consolidated financial statements in the current period or expected to have an impact on future periods.

Basis Of Presentation And General Information (Tables)	9 Months Ended
Sep. 30, 2012
Basis of Presentation and General Information [Abstract]
Vessel Owning Subsidiaries

Vessel Owning Company	Date of Incorporation	Country of Incorporation	Vessel’s Name	Delivery Date	Built	DWT
Trade Force Shipping S.A.	November 15, 2006	Marshall Islands	Deep Seas	December 2006	1999	72,891
Frontline Marine Co.	November 15, 2006	Marshall Islands	Calm Seas	December 2006	1999	74,047
Fairplay Maritime Ltd.	November 15, 2006	Marshall Islands	Kind Seas	December 2006	1999	72,493
Donna Marine Co.	July 4, 2007	Marshall Islands	Pearl Seas	August 2007	2006	74,483
Protea International Inc.	July 17, 2007	Liberia	Sapphire Seas	August 2007	2005	53,702
Reading Navigation Co.	July 17, 2007	Liberia	Diamond Seas	September 2007	2001	74,274
Imperator I Maritime Company	September 27, 2007	Marshall Islands	Coral Seas	November 2007	2006	74,477
Canyon I Navigation Corp.	September 27, 2007	Marshall Islands	Golden Seas	December 2007	2006	74,475
Paloma Marine S.A.	June 19, 2008	Liberia	Friendly Seas	August 2008	2008	58,779
Eris Shipping S.A.	April 8, 2010	Liberia	Dream Seas	July 2010	2009	75,151
Coral Ventures Inc.	August 5, 2009	Liberia	Prosperous Seas	May 2012	2012	37,293
Winselet Shipping & Trading Co.	April 6, 2010	Liberia	Precious Seas	June 2012	2012	37,205

Newbuildings

Vessel Owning Company	Date of Incorporation	Country of Incorporation	Hull Number	Type	Expected Delivery	DWT / TEU
Irises Shipping Ltd.	October 6, 2009	Marshall Islands	656	Containership	2014	4,800 TEU
Nereus Navigation Ltd.	May 4, 2010	Marshall Islands	657	Containership	2014	4,800 TEU
Aminta International S.A.	May 5, 2010	Liberia	612	Drybulk Carrier	2013	37,200 Dwt
Adonia Enterprises S.A.	May 5, 2010	Liberia	625	Drybulk Carrier	2013	37,200 Dwt

Non-Vessel Owning Subsidiaries

Non-Vessel Owning Company	Date of Incorporation	Country of Incorporation
Camelia Navigation S.A.	November 15, 2006	Marshall Islands
Explorer Shipholding Limited	November 15, 2006	Marshall Islands
Epic Investments Inc.	December 21, 2006	Marshall Islands
Opera Navigation Co.	December 21, 2006	Marshall Islands
Ovation Services Ltd.	September 16, 2009	Marshall Islands
Letitia Shipping Limited	May 4, 2010	Marshall Islands
Ardelia Navigation Ltd.	June 15, 2010	Liberia
Eridanus Trading Co.	July 1, 2010	Liberia
Delphis Shipping S.A.	February 7, 2011	Liberia

Transactions with Related Parties (Tables)	9 Months Ended
Sep. 30, 2012
Transactions with Related Parties [Abstract]
Related Party Transactions

	Nine Months Ended September 30,
	2011	2012
Charter hire commissions	$918,371	$480,707
Vessel sale & purchase commissions	1,951,028	-
Total Allseas commissions	$2,869,399	$480,707

Included in Vessel operating expenses
Superintendent fees	$213,259	$277,559

Included in Dry-docking expenses
Superintendent fees	$81,622	$-

Management fees - related party
Management fees	$3,151,146	$2,496,622
Legal, accounting and finance fees	390,257	492,898
Loretto agreement	248,416	-
Total Management fees	$3,789,819	$2,989,520

Included in General and administrative expenses
Administrative fees	$25,332	$26,422
Executive services agreement	$2,658,013	$2,412,021

Vessels Net (Tables)	9 Months Ended
Sep. 30, 2012
Vessels Net [Abstract]
Vessels Table
	Vessel	Accumulated	Net Book
	Cost	Depreciation	Value
Balance December 31, 2011	$305,592,515	$(36,984,152)	$268,608,363
Newbuilding deliveries	46,019,408	-	46,019,408
Depreciation for the period	-	(12,212,686)	(12,212,686)
Balance September 30, 2012	$351,611,923	$(49,196,838)	$302,415,085

Investment In Equity Affiliate (Tables)	9 Months Ended
Sep. 30, 2012
Investment in Equity Affiliate [Abstract]
Investment In Equity Affiliate

Balance, December 31, 2011	$38,805,802
Equity in net income of affiliate	1,896,839
Dividends received	(2,956,250)
Dilution effect	(2,943,720)
Impairment in investment in affiliate	(14,349,546)
Balance, September 30, 2012	$20,453,125

Long Term Debt (Tables)	9 Months Ended
Sep. 30, 2012
Long-Term Debt [Abstract]
Schedule of Debt
Debt	December 31 , 2011	September 30, 2012
Current portion of long-term debt	$32,189,000	$203,882,125
Long-term debt	169,096,000	-
Total long-term debt	$201,285,000	$203,882,125

Interest Rate Swaps (Tables)	9 Months Ended
Sep. 30, 2012
Interest Rate Swaps [Abstract]
Interest rate swaps that did not qualify for Hedge Accounting

	Counterparty	Effective date	Termination date	Notional amount As of December 31, 2011	Notional amount As of September 30, 2012	Fixed rate	Floating rate
A	Bank of Scotland Plc	December 21, 2007	December 21, 2012	$50,000,000	$50,000,000	5.000%, if 3-month LIBOR is greater than 5.000% 3-month LIBOR, if 3-month LIBOR is between 3.770% and 5.000% 3.770%, if 3-month LIBOR is less than 3.770%	3-month LIBOR
B	Unicredit Bank AG (1)	August 27, 2010	August 27, 2015	$56,100,000	$48,450,000	2.465%	3-month LIBOR
TOTAL				$106,100,000	$98,450,000

Interest Rate Swaps that qualified for Hedge Accounting

	Counterparty	Effective date	Termination date	Notional amount As of December 31, 2011	Notional amount As of September 30, 2012	Fixed rate	Floating rate
A	HSBC Bank Plc (1)	April 10, 2012	April 10, 2017	$-	$5,640,000	1.485%	3-month LIBOR
B	HSH Nordbank AG (2)	May 8, 2012	May 5, 2017	$-	$11,250,000	1.220%	3-month LIBOR
C	Nordea Bank Finland Plc (3)	May 4, 2012	March 31, 2017	$-	$7,005,917	1.140%	3-month LIBOR
D	Nordea Bank Finland Plc (4)	June 18, 2012	May 4, 2017	$-	$6,966,646	1.010%	3-month LIBOR
E	HSH Nordbank AG (5)	August 6, 2012	May 5, 2017	$-	$5,625,000	0.980%	3-month LIBOR
TOTAL				$-	$36,487,563

Fair Value Disclosures (Tables)	9 Months Ended
Sep. 30, 2012
Fair Value Disclosures [Abstract]
Derivative Instruments ? Balance Sheet Location

		December 31, 2011	September 30, 2012
	Balance Sheet Location	Fair Value	Fair Value
Derivatives designated as hedging instruments
Interest rate swaps	Current liabilities – Interest rate swaps	$-	$2,572,097
Interest rate swaps	Long-Term Liabilities – Interest rate swaps	-	-
	Subtotal	$-	$2,572,097

Derivatives not designated as hedging instruments
Interest rate swaps	Current liabilities – Interest rate swaps	$2,630,574	$758,024
Interest rate swaps	Long-Term Liabilities – Interest rate swaps	1,266,945	-
	Subtotal	$3,897,519	$758,024

Total derivatives		$3,897,519	$3,330,121

Effect of Derivative Instruments designated as hedging instruments (Recognised in Accumulated Other Comprehensive Gain / (Loss))
		Nine Months Ended September 30,
	Gain / (Loss) Recognized in Accumulated Other Comprehensive Gain / (Loss) (Effective Portion)	2011	2012
Interest rate swaps		$ -	$(858,342)
Total		$ -	$(858,342)

Effect of Derivative Instruments designated as hedging instruments (Reclassified from Accumulated Other Comprehensive Gain / (Loss) in Statement of Operations)
		Nine Months Ended September 30,
	Location of Gain / (Loss) Reclassified from Accumulated Other Comprehensive Gain / (Loss) in Statement of Operations (Effective Portion)	2011	2012
Interest rate swaps – Realized Loss	Interest and finance costs	$-	$(100,318)
Total		$-	$(100,318)

Effect of Derivative Instruments not designated as hedging instruments

		Nine Months Ended September 30,
	Location of Gain / (Loss) Recognized	2011	2012
Interest rate swaps – Fair value	Loss on derivatives, net	$709,911	$1,325,422
Interest rate swaps – Realized Loss	Loss on derivatives, net	(3,111,758)	(2,052,762)
Net loss on derivatives		$(2,401,847)	$(727,340)

Summuary of Valuation of Interest Rate Swaps
Financial Instruments	Significant Other Observable Inputs (Level 2)
	December 31, 2011	September 30, 2012
Interest rate swaps – liability	$3,897,519	$3,330,121

Marketable Securities Location of Gain / (Loss) Recognized

		Nine Months Ended September 30,
	Location of Gain / (Loss) Recognized	2011 Gain / (Loss)	2012 Gain / (Loss)
Marketable securities – Initial measurement	Gain on marketable securities, net	$-	$1,394,665
Marketable securities – Realized Loss	Gain on marketable securities, net	-	(980,430)
Net gain on marketable securities		$-	$414,235

Available For Sale Securites Summary Of Valuation
Financial Assets	Quoted Prices in Active Markets (Level 1)	Loss
KLC Shares – Marketable Securities	$414,235	$980,430

Investment In Affiliate Summary Of Valuation
Financial Assets	Quoted Prices in Active Markets (Level 1)	Loss
Investment in equity affiliate – Box Ships Inc.	$20,453,125	$14,349,546

Share Based Payments - Equity incentive plan - Non-vested share awards (Tables)	9 Months Ended
Sep. 30, 2012
Share Based Payments [Abstract]
Non Vested Shares Activity
	Number of Shares	Weighted Average Fair Value
Non vested, December 31, 2011	184,447	$30.90
Granted	9,800	6.31
Cancelled	(184)	38.67
Vested	(75,000)	37.10
Non vested, September 30, 2012	119,063	$12.68

Earnings per share ("EPS") (Tables)	9 Months Ended
Sep. 30, 2012
Earnings Per Share (EPS) [Abstract]
Basic EPS ? Class A Common Shares

	Nine Months Ended September 30,
Numerators	2011	2012
Net loss	($11,061,826)	($17,885,810)
Less: Loss attributable to non-vested share awards	303,326	497,320
Net loss attributable to common shareholders	($10,758,500)	($17,388,490)

Denominators
Weighted average common shares outstanding, basic and diluted	5,769,279	5,929,115

Net loss per common share:
Basic and diluted	($1.86)	($2.93)

Commitments and Contingencies (Tables)	9 Months Ended
Sep. 30, 2012
Commitments and Contingencies [Abstract]
Newbuilding Commitments
To September 30,
2013	$2,525,725
2014	112,865,819
Total	$115,391,544

Basis of Presentation and General Information (Table) (Details)	9 Months Ended
Sep. 30, 2012
Deep Seas [Member]
Property Plant And Equipment [Line Items]
DWT	72,891
Vessel Year Built	1999
Delivery Date	December 2006
Date of Incorporation	Nov 15, 2006
Calm Seas [Member]
Property Plant And Equipment [Line Items]
DWT	74,047
Vessel Year Built	1999
Delivery Date	December 2006
Date of Incorporation	Nov 15, 2006
Kind Seas [Member]
Property Plant And Equipment [Line Items]
DWT	72,493
Vessel Year Built	1999
Delivery Date	December 2006
Date of Incorporation	Nov 15, 2006
Pearl Seas [Member]
Property Plant And Equipment [Line Items]
DWT	74,483
Vessel Year Built	2006
Delivery Date	August 2007
Date of Incorporation	Jul 4, 2007
Sapphire Seas [Member]
Property Plant And Equipment [Line Items]
DWT	53,702
Vessel Year Built	2005
Delivery Date	August 2007
Date of Incorporation	Jul 17, 2007
Diamond Seas [Member]
Property Plant And Equipment [Line Items]
DWT	74,274
Vessel Year Built	2001
Delivery Date	September 2007
Date of Incorporation	Jul 17, 2007
Coral Seas [Member]
Property Plant And Equipment [Line Items]
DWT	74,477
Vessel Year Built	2006
Delivery Date	November 2007
Date of Incorporation	Sep 27, 2007
Golden Seas [Member]
Property Plant And Equipment [Line Items]
DWT	74,475
Vessel Year Built	2006
Delivery Date	December 2007
Date of Incorporation	Sep 27, 2007
Friendly Seas [Member]
Property Plant And Equipment [Line Items]
DWT	58,779
Vessel Year Built	2008
Delivery Date	August 2008
Date of Incorporation	Jun 19, 2008
Dream Seas [Member]
Property Plant And Equipment [Line Items]
DWT	75,151
Vessel Year Built	2009
Delivery Date	July 2010
Date of Incorporation	Apr 8, 2010
Prosperous Seas [Member]
Property Plant And Equipment [Line Items]
DWT	37,293
Vessel Year Built	2012
Delivery Date	May 2012
Date of Incorporation	Aug 5, 2009
Precious Seas [Member]
Property Plant And Equipment [Line Items]
DWT	37,205
Vessel Year Built	2012
Delivery Date	June 2012
Date of Incorporation	Apr 6, 2010
Hull 656 [Member]
Property Plant And Equipment [Line Items]
TEU	4,800
Expected Delivery	2014
Date of Incorporation	Oct 6, 2009
Hull 657 [Member]
Property Plant And Equipment [Line Items]
TEU	4,800
Expected Delivery	2014
Date of Incorporation	May 4, 2010
Hull 612 [Member]
Property Plant And Equipment [Line Items]
DWT	37,200
Expected Delivery	2013
Date of Incorporation	May 5, 2010
Hull 625 [Member]
Property Plant And Equipment [Line Items]
DWT	37,200
Expected Delivery	2013
Date of Incorporation	May 5, 2010

Basis Of Presentation And General Information Non Vessel Owning Subsidiaries (Table) (Details)	9 Months Ended
Sep. 30, 2012
Camelia Navigation S.A. [Member]
Non-Vessel Owning Subsidiaries [Line Items]
Date of Incorporation	Nov 15, 2006
Explorer Shipholding Limited [Member]
Non-Vessel Owning Subsidiaries [Line Items]
Date of Incorporation	Nov 15, 2006
Epic Investments Inc. [Member]
Non-Vessel Owning Subsidiaries [Line Items]
Date of Incorporation	Dec 21, 2006
Opera Navigation Co. [Member]
Non-Vessel Owning Subsidiaries [Line Items]
Date of Incorporation	Dec 21, 2006
Ovation Services Ltd. [Member]
Non-Vessel Owning Subsidiaries [Line Items]
Date of Incorporation	Sep 16, 2009
Letitia Shipping Limited [Member]
Non-Vessel Owning Subsidiaries [Line Items]
Date of Incorporation	May 4, 2010
Ardelia Navigation Ltd. [Member]
Non-Vessel Owning Subsidiaries [Line Items]
Date of Incorporation	Jun 15, 2010
Eridanus Trading Co. [Member]
Non-Vessel Owning Subsidiaries [Line Items]
Date of Incorporation	Jul 1, 2010
Delphis Shipping S.A. [Member]
Non-Vessel Owning Subsidiaries [Line Items]
Date of Incorporation	Feb 7, 2011

Basis Of Presentation And General Information (Details)	0 Months Ended
Nov. 05, 2012
Basis of Presentation and General Information [Abstract]
Ten for one reverse stock split	10-for-1

Significant Accounting Policies (Details) (USD $)	9 Months Ended
Sep. 30, 2012
Significant Accounting Policies [Abstract]
Reclassification from Vessel Operating Expenses to Voyage Expenses	$ 613,803

Transactions with Related Parties (Table) (Details) (USD $)	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Related Party Transaction [Line Items]
Charter hire commissions	$ 2,180,754	$ 4,225,049
Management fees - related party
Total Management fees	2,989,520	3,789,819
Allseas Marine SA
Related Party Transaction [Line Items]
Charter hire commissions	480,707	918,371
Vessel sale & purchase commissions	0	1,951,028
Total Allseas commissions	480,707	2,869,399
Included in Vessel operating expenses
Superintendent fees	277,559	213,259
Included in Dry-docking expenses
Superintendent fees	0	81,622
Management fees - related party
Management fees	2,496,622	3,151,146
Legal, accounting and finance fees	492,898	390,257
Loretto agreement	0	248,416
Total Management fees	2,989,520	3,789,819
Included in General and Administrative expenses
Administrative Fees	26,422	25,332
Executive services agreement	$ 2,412,021	$ 2,658,013

Transactions with Related Parties (Details) (USD $)	5 Months Ended	8 Months Ended	9 Months Ended		11 Months Ended
	May 27, 2011	Aug. 31, 2011	Sep. 30, 2012	Sep. 30, 2011	Nov. 29, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Due from related parties			$ 1,713,643			$ 923,695
Due to related parties			532,281			0
Loan to affiliate			0			15,000,000
Prepayment of loan from affiliate			0	15,000,000
Granitis
Related Party Transaction [Line Items]
Rent expense			27,413	26,107
Allseas Marine SA
Related Party Transaction [Line Items]
Capitalized expenses			1,200,038	715,687
Due from related parties			1,720,152			6,155
Crewcare
Related Party Transaction [Line Items]
Manning expenses			238,639	249,632
Due to related parties			532,281			903
Box Ships Inc.
Related Party Transaction [Line Items]
Due from related parties						917,540
Percentage of ownership in Box Ships			16.68%			21.06%
Loan to affiliate	30,000,000
Loan to affiliate interest rate basis	LIBOR
Loan to affiliate interest rate spread	4.00%
Prepayment of loan from affiliate		15,000,000			1,000,000
Interest income from affiliate			$ 511,747	$ 339,494

Advances for Vessel Acquisitions and Vessels under Construction (Details) (USD $)	1 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2010	Sep. 24, 2012	Dec. 31, 2011
Handysize Vessels
Property Plant And Equipment [Line Items]
Number of newbuildings			4
Containerships
Property Plant And Equipment [Line Items]
Number of newbuildings			2
Chinese Shipyard Contract
Property Plant And Equipment [Line Items]
Newbuilding contract price installment	$ 57,484,350		$ 3,605,900
Amendment of newbuilding program

On September 24, 2012, the Company and the shipyard agreed to postpone the delivery dates of the Company’s remaining vessels under construction and to change the apportionment of the advances already paid among the vessels under construction. Under the amended shipbuilding contracts and based on the latest shipbuilding update from the shipyard, the remaining two Handysize drybulk vessels (Hull no. 612 and Hull no. 625) are expected to be delivered in the first and fourth quarters of 2013, respectively, and the two 4,800 TEU containerships (Hull no. 656 and Hull no. 657) are expected to be delivered in the second quarter of 2014.

Vessels, Net (Table) (Details) (USD $)	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Property Plant And Equipment [Line Items]
Balance December 31, 2011	$ 268,608,363
Depreciation for the period	(12,311,777)	(24,888,317)
Balance September 30, 2012	302,415,085
Vessel Cost
Property Plant And Equipment [Line Items]
Balance December 31, 2011	305,592,515
Newbuilding deliveries	46,019,408
Balance September 30, 2012	351,611,923
Accumulated Depreciation
Property Plant And Equipment [Line Items]
Balance December 31, 2011	(36,984,152)
Depreciation for the period	(12,212,686)
Balance September 30, 2012	(49,196,838)
Net Book Value
Property Plant And Equipment [Line Items]
Balance December 31, 2011	268,608,363
Newbuilding deliveries	46,019,408
Depreciation for the period	(12,212,686)
Balance September 30, 2012	$ 302,415,085

Investment in Equity Affiliate (Table) (Details) (USD $)	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Investment in Equity Affiliate [Abstract]
Balance, December 31, 2011	$ 38,805,802
Equity in net income of affiliate	1,896,839	1,575,012
Dividends received	(2,956,250)
Dilution effect	(2,943,720)
Impairment in investment in affiliate	(14,349,546)
Balance, September 30, 2012	$ 20,453,125

Investment in Equity Affiliate (Details) (USD $)	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Investments In And Advances To Affiliates [Line Items]
Loss on investment in affiliate	$ 17,293,266	$ 0
Box Ships Inc.
Investments In And Advances To Affiliates [Line Items]
Percentage of ownership in Box Ships	16.68%
Price of Box Ships common stock	$ 5.95

Long-Term Debt (Table) (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011
Long-Term Debt [Abstract]
Current portion of long-term debt	$ 203,882,125	$ 32,189,000
Long-term debt	0	169,096,000
Total long-term debt	$ 203,882,125	$ 201,285,000

Long-Term Debt (Details)	9 Months Ended
Sep. 30, 2012
Commerzbank AG
Debt Instrument [Line Items]
Covenant Compliance

Commerzbank AG (Loan agreement dated August 12, 2011). As of September 30, 2012, the Company was not in compliance with the following covenants: • Minimum market value adjusted net worth of the group. • Minimum aggregate fair market value of mortgaged vessels to outstanding loan ratio. The Company is currently in negotiations with Commerzbank AG to obtain waivers or to restructure the respective loan agreement.

Unicredit Bank AG
Debt Instrument [Line Items]
Covenant Compliance

Unicredit Bank AG (Loan agreement dated November 19, 2007). As of September 30, 2012, the Company was not in compliance with the following covenants: • Maximum total liabilities to EBITDA ratio. • Minimum aggregate fair market value of mortgaged vessels to outstanding loan ratio. On November 30, 2012, the Company entered into a loan supplemental agreement and agreed, subject to several conditions discussed at the end of this note, to amended terms with Unicredit Bank AG, as described below: • To defer a portion of eight of its scheduled quarterly installments. After exercising the deferral option, the outstanding loan amount as of September 30, 2012, of $26.087 million will be repaid in 8 consecutive quarterly installments of $0.500 million, followed by 8 consecutive quarterly installments of $1.356 million, plus a balloon repayment of $11.243 million payable simultaneously with the final installment in the third quarter of 2016. • The loan bears interest at LIBOR plus a margin, which, from November 30, 2012 (the date of the supplemental agreement), will increase from 2.25% to (i) 2.75% on the outstanding amount of the loan, less any amounts that are deferred, and (ii) 5.00% on the amounts of the loan that have been deferred. • The ratio of total liabilities to EBITDA is waived from September 30, 2012, until December 31, 2013, inclusive. • The minimum requirement of market value adjusted net worth of the group is waived from September 30, 2012, until December 31, 2013, inclusive. • The leverage ratio is waived from September 30, 2012, until December 31, 2013, inclusive. • The aggregate fair market value of mortgaged vessels to outstanding loan ratio is waived from September 30, 2012, until December 31, 2013, inclusive. Based on the supplemental agreement dated November 30, 2012, and subject to the conditions described at the end of this note, the bank waived the breach of the maximum total liabilities to EBITDA ratio and the breach of the minimum aggregate fair market value of mortgaged vessels to outstanding loan ratio that were outstanding as of September 30, 2012.

Bank of Scotland Plc
Debt Instrument [Line Items]
Covenant Compliance

Bank of Scotland Plc (Loan agreement dated December 4, 2007). As of September 30, 2012, the Company was not in compliance with the following covenants: • Maximum leverage ratio. • Minimum working capital. • Minimum aggregate fair market value of mortgaged vessels to outstanding loan ratio. On November 30, 2012, the Company entered into a second amending and restating agreement and agreed, subject to several conditions discussed at the end of this note, to amended terms with Bank of Scotland Plc. As of September 30, 2012, the outstanding loan amount of the respective facility was $42.1 million. The terms and conditions of the second amending and restating loan agreement, subject to the conditions described at the end of this note, are as follows: • An extension of the facility to July 2015. • The Company has agreed to an advance payment of $2.840 million in full and final settlement of the portion of the loan of one of the syndicate members equal to $4.733 million. The advance payment of $2.840 million was executed on December 10, 2012. The effect of the settlement will be accounted for in the fourth quarter of 2012. • After the agreed advance payment of $2.840 million and the full and final settlement of the portion of the loan of $4.733 million, the outstanding $37.367 million is required to be repaid in 7 consecutive quarterly installments of $0.750 million commencing from December 9, 2012, followed by 4 consecutive quarterly installments of $1.000 million, plus a balloon repayment of $28.117 million payable on July 9, 2015. • The loan bears interest at LIBOR, plus a margin of 2.75%. • The Company shall maintain at all times with the lender, cash equivalents in an amount of no less than $0.5 million per mortgaged vessel. • The Company shall maintain at all times liquid assets of no less than $0.5 million per vessel. • The leverage ratio shall not be greater than 0.80:1.00 until December 31, 2014 and 0.75:1.00 thereafter. • The minimum requirement of market value adjusted net worth of the group shall not be less than $75.0 million. • The aggregate fair market value of the mortgaged vessels shall exceed 65% of the outstanding loan from March 31, 2013 until September 30, 2013, 70% until December 31, 2013, 85% until June 30, 2014, 95% until December 31, 2014 and 100% thereafter. Based on the second amending and restating agreement dated November 30, 2012, and subject to the conditions described at the end of this note, the bank waived the breach of the maximum leverage ratio, the breach of the minimum working capital and the breach of the minimum aggregate fair market value of mortgaged vessels to outstanding loan ratio that were outstanding as of September 30, 2012.

Bank of Ireland
Debt Instrument [Line Items]
Covenant Compliance

Bank of Ireland (Loan agreement dated March 30, 2009). As of September 30, 2012, the Company was not in compliance with the following covenants: • Maximum aggregate financial indebtedness to EBITDA ratio. • Minimum aggregate fair market value of mortgaged vessels to outstanding loan ratio. On November 28, 2012, the Company entered into a loan supplemental agreement and agreed, subject to several conditions discussed at the end of this note, to amended terms with Bank of Ireland, as discussed below: • To extend the respective loan agreement from the second quarter of 2014 to the second quarter of 2017. The outstanding loan amount as of September 30, 2012, of $15.150 million is required to be repaid in 7 consecutive quarterly installments of $0.350 million, followed by 12 consecutive quarterly installments of $1.000 million, plus a balloon repayment of $0.700 million payable simultaneously with the final installment in the second quarter of 2017. • The loan bears interest at LIBOR, plus a margin of 2.50%. • The Company shall maintain at all times with the lender, cash equivalents in an amount of no less than $750,000. • The ratio of the aggregate financial indebtedness to EBITDA is waived until December 31, 2014 and thereafter, shall not be greater than 5.0:1.0. • The minimum requirement of market value adjusted net worth of the group is waived until December 31, 2014 and thereafter, shall not be less than $50.0 million. • The leverage ratio is waived until December 31, 2014 and thereafter, shall not be greater than 0.8:1.0. • The aggregate fair market value of mortgaged vessels to outstanding loan ratio is waived until December 31, 2014 and thereafter, shall exceed 110%. Based on the supplemental agreement dated November 28, 2012, and subject to the conditions described at the end of this note, the bank waived the breach of the maximum aggregate financial indebtedness to EBITDA ratio and the breach of the minimum aggregate fair market value of mortgaged vessels to outstanding loan ratio that were outstanding as of September 30, 2012.

HSH Nordbank AG
Debt Instrument [Line Items]
Covenant Compliance

HSH Nordbank AG (Loan agreement dated July 31, 2008). As of September 30, 2012, the Company was not in compliance with the following covenant: • Minimum market value adjusted net worth of the group. The Company is currently in negotiations with HSH Nordbank AG to obtain waivers or to restructure the respective loan agreement.

HSBC Bank Plc
Debt Instrument [Line Items]
Covenant Compliance

HSBC Bank Plc (Loan agreement dated July 2, 2010). As of September 30, 2012, the Company was not in compliance with the following covenant: • Minimum aggregate fair market value of mortgaged vessels to outstanding loan ratio. On November 30, 2012, the Company entered into a loan supplemental agreement and agreed, subject to several conditions discussed at the end of this note, to amended terms with HSBC Bank Plc effective as from November 30, 2012, as discussed below: • From November 30, 2012 (the date of the supplemental agreement) until December 31, 2013, the margin will increase from 2.60% to 3.00%, and thereafter, decrease back to 2.60% until the final maturity. • The ratio of the total liabilities to EBITDA is waived until December 31, 2013 and thereafter, shall not exceed 7.0:1.0. • The ratio of EBITDA to interest expense is waived until December 31, 2013 and thereafter, shall not be less than 2.5:1.0. • The minimum requirement of market value adjusted net worth of the group shall be at least $50.0 million until December 31, 2013 and $100.0 million thereafter. • The ratio of total liabilities to value adjusted total assets is waived until December 31, 2013 and thereafter, shall not be greater than 0.8:1.0. • The aggregate fair market value of mortgaged vessels shall exceed 105% of the outstanding loan ratio until December 31, 2013, 110% until December 31, 2014 and 120% thereafter. Based on the supplemental agreement dated November 30, 2012, and subject to the conditions described at the end of this note, the bank waived the breach of the minimum aggregate fair market value of mortgaged vessels to outstanding loan ratio that was outstanding as of September 30, 2012.

Nordea Bank Finland Plc
Debt Instrument [Line Items]
Covenant Compliance

Nordea Bank Finland Plc (Loan agreement dated May 5, 2011). As of September 30, 2012, the Company was not in compliance with the following covenants: • Maximum aggregate financial indebtedness to EBITDA ratio. • Minimum working capital. The Company is currently in negotiations with Nordea Bank Finland Plc to obtain waivers or to restructure the respective loan agreement. In addition, due to the delay in the delivery of Hull no. 625 (refer to Note 5), the vessel is now expected to be delivered after the availability period of the respective syndicated secured facility. The Company is currently in discussions with its lenders on extending the availability period.

All company's Lenders
Debt Instrument [Line Items]
Amended Facilities Conditions

All the above mentioned agreements that have been entered into subsequent to September 30, 2012, are subject to a number of conditions, including: • All documentation to be satisfactory completed. • An equity increase of minimum $10.0 million within 90 days after the signing of the respective documentation. • All lenders agreeing to similar restructuring terms and granting similar waivers and terms. Therefore, until these conditions are met, the Company’s long-term debt and the associated restricted cash, deferred financing fees and interest rate swap liabilities, have been classified as current as of September 30, 2012.

Interest Rate Swaps (Table) (Details) (USD $)	9 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Derivative [Line Items]
Notional amount	$ 134,937,563
Cash flow hedge losses to be reclassified into statement of operations within the next 12 months	282,246
Bank of Scotland Plc - Not Qualifying For Hedge Accounting
Derivative [Line Items]
Effective date	Dec 21, 2007
Termination Date	Dec 21, 2012
Notional amount	50,000,000	50,000,000
Fixed rate	5.000%, if 3-month LIBOR is greater than 5.000%3-month LIBOR, if 3-month LIBOR is between 3.770% and 5.000%3.770%, if 3-month LIBOR is less than 3.770%
Floating rate	3-month LIBOR
Unicredit Bank AG - Not Qualifying For Hedge Accounting
Derivative [Line Items]
Effective date	Aug 27, 2010
Termination Date	Aug 27, 2015
Notional amount	48,450,000	56,100,000
Fixed rate	2.47%
Floating rate	3-month LIBOR
Reduction in notional amount	2,550,000
HSBC Bank Plc - Qualifying For Hedge Accounting
Derivative [Line Items]
Effective date	Apr 10, 2012
Termination Date	Apr 10, 2017
Notional amount	5,640,000	0
Fixed rate	1.49%
Floating rate	3-month LIBOR
Reduction in notional amount	120,000
HSH Nordbank AG - Qualifying For Hedge Accounting
Derivative [Line Items]
Effective date	May 8, 2012
Termination Date	May 5, 2017
Notional amount	11,250,000	0
Fixed rate	1.22%
Floating rate	3-month LIBOR
Reduction in notional amount	187,500
Nordea Bank Finland Plc - Qualifying For Hedge Accounting
Derivative [Line Items]
Effective date	May 4, 2012
Termination Date	May 31, 2017
Notional amount	7,005,917	0
Fixed rate	1.14%
Floating rate	3-month LIBOR
Reduction in notional amount	120,792
Nordea Bank Finland Plc - Qualifying For Hedge Accounting
Derivative [Line Items]
Effective date	Jun 18, 2012
Termination Date	May 4, 2017
Notional amount	6,966,646	0
Fixed rate	1.01%
Floating rate	3-month LIBOR
Reduction in notional amount	120,115
HSH Nordbank AG - Qualifying For Hedge Accounting
Derivative [Line Items]
Effective date	Aug 6, 2012
Termination Date	May 5, 2017
Notional amount	5,625,000	0
Fixed rate	0.98%
Floating rate	3-month LIBOR
Reduction in notional amount	93,750
Total Not Qualifying For Hedge Accounting
Derivative [Line Items]
Notional amount	98,450,000	106,100,000
Total Qualifying For Hedge Accounting
Derivative [Line Items]
Notional amount	$ 36,487,563	$ 0

Fair Value Disclosures - Balance Sheet Location (Table) (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011
Derivatives designated as hedging instruments
Subtotal	$ 2,572,097	$ 0
Derivatives not designated as hedging instruments
Subtotal	758,024	3,897,519
Total derivatives	3,330,121	3,897,519
Current liabilities - Interest rate swaps
Derivatives designated as hedging instruments
Interest rate swaps	2,572,097	0
Derivatives not designated as hedging instruments
Interest rate swaps	758,024	2,630,574
Long-Term Liabilities - Interest rate swaps
Derivatives designated as hedging instruments
Interest rate swaps	0	0
Derivatives not designated as hedging instruments
Interest rate swaps	$ 0	$ 1,266,945

Fair Value Disclosures - Effect of Derivative Instruments designated as hedging instruments (Table) (Details) (USD $)	9 Months Ended
Sep. 30, 2012
Interest rate swaps	$ (858,342)
Gain / (Loss) Recognized in Accumulated Other Comprehensive Gain / (Loss) (Effective Portion)
Interest rate swaps	$ (858,342)

Fair Value Disclosures - Derivatives Designated As Hedging Instruments (Table 2) (Details) (USD $)	9 Months Ended
Sep. 30, 2012
Interest rate swaps - Realized Loss	$ (100,318)
Interest and finance costs (Location of Gain / (Loss) Reclassified from Accumulated Other Comprehensive Gain /(Loss) in Statement of Operations (Effective Portion))
Interest rate swaps - Realized Loss	$ (100,318)

Fair Value Disclosures - Effect of Derivative Instruments not designated as hedging instruments (Table) (Details) (USD $)	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Net loss on derivatives	$ (727,340)	$ (2,401,847)
Loss on derivatives, net
Interest rate swaps - Fair value	1,325,422	709,911
Interest rate swaps - Realized Loss	$ (2,052,762)	$ (3,111,758)

Fair Value Disclosures - Measured on a Recurring Basis (Table) (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011
Derivatives Fair Value [Line Items]
Interest rate swaps - liability	$ 3,330,121	$ 3,897,519
Significant Other Observable Iputs (Level 2)
Derivatives Fair Value [Line Items]
Interest rate swaps - liability	$ 3,330,121	$ 3,897,519

Fair Value Disclosures - Marketable Securities Location of Gain / (Loss) Recognized (Table) (Details) (USD $)	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Marketable Securities - Realized Loss	$ (980,430)	$ 0
Net gain on marketable securities	414,235	0
Gain on marketable securities, net
Marketable Securities - Initial measurement	1,394,665	0
Marketable Securities - Realized Loss	$ (980,430)	$ 0

Fair Value Disclosures - Summary of Valuation of KLC Shares (Table) (Details) (USD $)	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011
Derivatives Fair Value [Line Items]
KLC Shares - Marketable Securities	$ 414,235		$ 0
KLC Shares - Marketable Securities (Loss)	980,430	0
Quoted Prices in Active Markets (Level 1)
Derivatives Fair Value [Line Items]
KLC Shares - Marketable Securities	$ 414,235

Number Of KLC Shares (Details)	5 Months Ended
May 24, 2012
Marketable Securities [Abstract]
Number of shares received from KLC	111,201

Fair Value Disclosures - Summary of Valuation of Investment in Box Ships (Table) (Details) (USD $)	9 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Derivatives Fair Value [Line Items]
Investment in equity affiliate - Box Ships Inc.	$ 20,453,125	$ 38,805,802
Investment in equity affiliate - Box Ships Inc. (Loss)	(14,349,546)
Quoted Prices in Active Markets (Level 1)
Derivatives Fair Value [Line Items]
Investment in equity affiliate - Box Ships Inc.	$ 20,453,125

Capital Structure (Details)	0 Months Ended	9 Months Ended
	Nov. 05, 2012	Sep. 30, 2012
Shareholders' equity
Ten for one reverse stock split description

10-for-1 reverse stock split. Effective as of the close of trading on November 5, 2012, the Company effected a 10-for-1 reverse stock split of its issued and outstanding common shares. The common shares commenced trading on the New York Stock Exchange on a split-adjusted basis upon the open of trading on November 6, 2012. The reverse stock split was approved by shareholders at the Company’s 2012 Annual General Meeting of Shareholders held on October 24, 2012 and by the Company’s Board of Directors on October 24, 2012. The reverse stock split reduced the number of the Company’s issued and outstanding common shares from 60,994,464 to 6,099,442 and affected all issued and outstanding common shares, as well as common shares underlying stock options outstanding immediately prior to the effectiveness of the reverse stock split. The number of the Company’s authorized common shares was not affected by the reverse split. No fractional shares were issued in connection with the reverse stock split. Shareholders who would have otherwise held a fractional share of the Company’s Common Stock as a result of the reverse stock split received a cash payment in lieu of such fractional share. All share and per share amounts disclosed in the accompanying unaudited interim condensed consolidated financial statements give effect to the respective stock split retroactively, for all the periods presented.

Ten for one reverse stock split	10-for-1
Equity incentive plan impact of reverse stock split description

Equity incentive plan. As discussed in Note 16 of the Company’s consolidated financial statements for the year ended December 31, 2011 included in the Company’s Annual Report, the Company has adopted an equity incentive plan, under which the officers, key employees and directors of the Company will be eligible to receive option to acquire shares of Class A Common Shares. On October 15, 2012, the Company increased the number of shares to be reserved for issuance under the plan from 5,500,000 to 9,966,733 Class A Common Shares, which, after the 10-for-1 reverse stock split discussed above, was adjusted to 996,673 Class A Common Shares.

Share based payments - Equity incentive plan - Non-vested share awards (Table) (Details) (USD $)	9 Months Ended
Sep. 30, 2012
Number of Shares
Non-vested, December 31, 2011	184,447
Granted	9,800
Cancelled	(184)
Vested	(75,000)
Non-vested, September 30, 2012	119,063
Weighted Average Fair Value
Non-vested, December 31, 2011	$ 30.9
Granted	$ 6.31
Cancelled	$ 38.67
Vested	$ 37.1
Non-vested, September 30, 2012	$ 12.68

Share based payments - Equity incentive plan - Non-vested share awards (Details) (USD $)	0 Months Ended	9 Months Ended
	Nov. 05, 2012	Sep. 30, 2012
Share Based Payments [Abstract]
Unrecognized compensation cost		$ 588,966
Expected period of recognition for unrecognized compensation cost		0 years 8 months 27 days
Ten for one reverse stock split	10-for-1

Earnings per Share ("EPS") (Table) (Details) (USD $)	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Earnings Per Share (EPS) [Abstract]
Net loss	$ (17,885,810)	$ (11,061,826)
Less: Loss attributable to non-vested share awards	497,320	303,326
Net loss attributable to common shareholders	$ (17,388,490)	$ (10,758,500)
Denominators
Weighted average common shares outstanding, basic and diluted	5,929,115	5,769,279
Net loss per common share:
Basic and diluted	$ (2.93)	$ (1.86)

Earnings per Share ("EPS") (Details)	0 Months Ended	9 Months Ended
	Nov. 05, 2012	Sep. 30, 2012 Stock Option	Sep. 30, 2011 Stock Option	Sep. 30, 2012 Non Vested Shares	Sep. 30, 2011 Non Vested Shares
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Anti-dilutive securities		3,200	3,200	119,063	119,748
Ten for one reverse stock split	10-for-1

Commitments and Contingencies (Table) (Details) (USD $)	Sep. 30, 2012
To September 30,
2013	$ 2,525,725
2014	112,865,819
Total	$ 115,391,544

Subsequent Events (Details) (USD $)	0 Months Ended	9 Months Ended			0 Months Ended	11 Months Ended
	Nov. 05, 2012	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Nov. 05, 2012 Subsequent Event [Member]	Nov. 29, 2012 Subsequent Event [Member]	Dec. 12, 2012 Subsequent Event [Member]
Subsequent Event [Line Items]
Ten for one reverse stock split	10-for-1				10-for-1
Prepayment of loan from affiliate		$ 0	$ 15,000,000			$ 1,000,000
Loan to affiliate		$ 15,000,000		$ 0			$ 14,000,000